Fair Value Measurement - Summary of Assets and Liabilities Measured at Fair Value Recurring and Nonrecurring Basis (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative liabilites	$ 3,640,258	$ 1,350,881	$ 3,635,294
Warrants payable	295,106	77,761	63,533
Total liabilities	3,935,364	1,428,642	3,698,827
Level 1 [Member]
Derivative liabilites
Warrants payable
Total liabilities
Level 2 [Member]
Derivative liabilites
Warrants payable
Total liabilities
Level 3 [Member]
Derivative liabilites	3,640,258	1,350,881	3,635,294
Warrants payable	295,106	77,761	63,533
Total liabilities	$ 3,935,364	$ 1,428,642	$ 3,698,827